ACCOUNTING POLICIES AND ESTIMATES (Details) - Schedule of estimated useful lives of the assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Kiosks [Member]
Estimated useful lives	7 years	7 years
Computer equipment [Member]
Estimated useful lives	3 years	3 years
Leasehold Improvements [Member]
Estimated useful lives of property	Lesser of estimated useful life or life of lease	Lesser of estimated useful life or life of lease
Office equipment [Member]
Estimated useful lives	10 years	10 years